Investment Objectives and Goals	Dec. 31, 2025
Franklin Allocation VIP Fund
Prospectus [Line Items]
Risk/Return [Heading]	FRANKLIN ALLOCATION VIP FUND
Objective [Heading]	Investment Goal
Objective, Primary [Text Block]	Capital appreciation. Its secondary goal is income.
FRANKLIN DYNATECH VIP FUND
Prospectus [Line Items]
Risk/Return [Heading]	FRANKLIN DYNATECH VIP FUND
Objective [Heading]	Investment Goal
Objective, Primary [Text Block]	Capital appreciation.
FRANKLIN GLOBAL REAL ESTATE VIP FUND
Prospectus [Line Items]
Risk/Return [Heading]	FRANKLIN GLOBAL REAL ESTATE VIP FUND
Objective [Heading]	Investment Goal
Objective, Primary [Text Block]	High total return.
FRANKLIN GROWTH AND INCOME VIP FUND
Prospectus [Line Items]
Risk/Return [Heading]	FRANKLIN GROWTH AND INCOME VIP FUND
Objective [Heading]	Investment Goal
Objective, Primary [Text Block]	Capital appreciation. Its secondary goal is current income.
FRANKLIN INCOME VIP FUND
Prospectus [Line Items]
Risk/Return [Heading]	FRANKLIN INCOME VIP FUND
Objective [Heading]	Investment Goal
Objective, Primary [Text Block]	To maximize income while maintaining prospects for capital appreciation.
FRANKLIN LARGE CAP GROWTH VIP FUND
Prospectus [Line Items]
Risk/Return [Heading]	FRANKLIN LARGE CAP GROWTH VIP FUND
Objective [Heading]	Investment Goal
Objective, Primary [Text Block]	Capital appreciation.
FRANKLIN MUTUAL GLOBAL DISCOVERY VIP FUND
Prospectus [Line Items]
Risk/Return [Heading]	FRANKLIN MUTUAL GLOBAL DISCOVERY VIP FUND
Objective [Heading]	Investment Goal
Objective, Primary [Text Block]	Capital appreciation.
FRANKLIN MUTUAL SHARES VIP FUND
Prospectus [Line Items]
Risk/Return [Heading]	FRANKLIN MUTUAL SHARES VIP FUND
Objective [Heading]	Investment Goal
Objective, Primary [Text Block]	Capital appreciation. Its secondary goal is income.
FRANKLIN RISING DIVIDENDS VIP FUND
Prospectus [Line Items]
Risk/Return [Heading]	FRANKLIN RISING DIVIDENDS VIP FUND
Objective [Heading]	Investment Goal
Objective, Primary [Text Block]	Long-term capital appreciation. Preservation of capital, while not a goal, is also an important consideration.
FRANKLIN SMALL CAP VALUE VIP FUND
Prospectus [Line Items]
Risk/Return [Heading]	FRANKLIN SMALL CAP VALUE VIP FUND
Objective [Heading]	Investment Goal
Objective, Primary [Text Block]	Long-term total return.
FRANKLIN SMALL-MID CAP GROWTH VIP FUND
Prospectus [Line Items]
Risk/Return [Heading]	FRANKLIN SMALL-MID CAP GROWTH VIP FUND
Objective [Heading]	Investment Goal
Objective, Primary [Text Block]	Long-term capital growth.
FRANKLIN STRATEGIC INCOME VIP FUND
Prospectus [Line Items]
Risk/Return [Heading]	FRANKLIN STRATEGIC INCOME VIP FUND
Objective [Heading]	Investment Goal
Objective, Primary [Text Block]	High level of current income. A secondary goal is long-term capital appreciation.
FRANKLIN U.S. GOVERNMENT SECURITIES VIP FUND
Prospectus [Line Items]
Risk/Return [Heading]	FRANKLIN U.S. GOVERNMENT SECURITIES VIP FUND
Objective [Heading]	Investment Goal
Objective, Primary [Text Block]	Income.
TEMPLETON DEVELOPING MARKETS VIP FUND
Prospectus [Line Items]
Risk/Return [Heading]	TEMPLETON EMERGING MARKETS VIP FUND
Objective [Heading]	Investment Goal
Objective, Primary [Text Block]	Long-term capital appreciation.
TEMPLETON FOREIGN VIP FUND
Prospectus [Line Items]
Risk/Return [Heading]	TEMPLETON FOREIGN VIP FUND
Objective [Heading]	Investment Goal
Objective, Primary [Text Block]	Long-term capital growth.
TEMPLETON GLOBAL BOND VIP FUND
Prospectus [Line Items]
Risk/Return [Heading]	TEMPLETON GLOBAL BOND VIP FUND
Objective [Heading]	Investment Goal
Objective, Primary [Text Block]	High current income, consistent with preservation of capital. Capital appreciation is a secondary consideration.
TEMPLETON GROWTH VIP FUND
Prospectus [Line Items]
Risk/Return [Heading]	TEMPLETON GROWTH VIP FUND
Objective [Heading]	Investment Goal
Objective, Primary [Text Block]	Long-term capital growth.